Statements of Net Assets Available for Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Plan interest in the GATX Corporation Master Trust	$ 23,800,242	$ 22,129,509
Notes receivable from participants	1,487,994	1,506,710
Net assets available for benefits	$ 25,288,236	$ 23,636,219